Notes to the Profit or Loss Statement - Summary Of Reconciliation Of Earning Per Share (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator (in €)
Consolidated Net Profit / (Loss)	€ (514,460,016)	€ 97,890,576	€ (103,014,058)
Interest in connection with Dilutive Shares	0	654,487	0
Profit used in calculating Diluted Earnings per Share	€ (514,460,016)	€ 98,545,063	€ (103,014,058)
Weighted-average number of ordinary shares outstanding	33,401,069	32,525,644	31,611,155
Dilutive Shares	0	642,208	0
Weighted average number of ordinary shares used in calculating diluted earnings per share	33,401,069	33,167,852	31,611,155
Earnings per Share (in €)
Basic	€ (15.40)	€ 3.01	€ (3.26)
Diluted	€ (15.40)	€ 2.97	€ (3.26)